EATON VANCE MUNICIPAL INCOME TRUST
Supplement to Prospectus Supplement dated March 24, 2020 and Prospectus dated March 24, 2020

Effective March 1, 2020, the Trust’s annual advisory fee rate was reduced from 0.505% of average weekly gross assets to 0.400% of average weekly gross assets, pursuant to an acceleration of the Trust’s amended and restated fee reduction agreement with Eaton Vance Management that commenced on November 1, 2018. All references to the Trust’s current advisory fee rate in the Prospectus Supplement and Prospectus are hereby amended to reflect this reduction.

July 16, 2020

EATON VANCE MUNICIPAL INCOME TRUST
Supplement to the Statement of Additional Information (“SAI”) dated March 24, 2020

Effective March 1, 2020, the Trust’s annual advisory fee rate was reduced from 0.505% of average weekly gross assets to 0.400% of average weekly gross assets, pursuant to an acceleration of the Trust’s amended and restated fee reduction agreement with Eaton Vance Management that commenced on November 1, 2018. All references to the Trust’s current advisory fee rate in the SAI are hereby amended to reflect this reduction.

July 16, 2020